Vessels and subsidiaries, Time charter contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets [Abstract]
Carrying amount	$ 1,430	$ 2,407
Amortization period of intangible asset	1 year 6 months
DHT China Charter [Member]
Intangible assets [Abstract]
Carrying amount	$ 1,430	$ 2,407